OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	$ 28.4	$ 29.6
Yatela liability	18.5	18.5
Current portion of other liabilities	27.7	29.6
Non-current portion of other liabilities	0.7	0.0
Hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	9.8	9.2
Non-hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	0.0	1.9
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	$ 0.1	$ 0.0